Vessels, net (Tables)	6 Months Ended
Jun. 30, 2021
Vessels

	Vessel	Drydocking	Total

		(in thousands)
Cost
December 31, 2020	$2,062,513	$39,654	$2,102,167
Additions	323	10,061	10,384
Impairment following vessel damage	(17,000)	—	(17,000)
Write-offs of fully amortized assets	—	(6,576)	(6,576)

June 30, 2021	$2,045,836	$43,139	$2,088,975

Accumulated Depreciation
December 31, 2020	$536,436	$20,043	$556,479
Charge for the period	34,018	4,516	38,534
Impairment following vessel damage	(11,600)	—	(11,600)
Write-offs of fully amortized assets	—	(6,576)	(6,576)

June 30, 2021	$558,854	$17,983	$576,837

Net Book Value
December 31, 2020	$1,526,077	$19,611	$1,545,688

June 30, 2021	$1,486,982	$25,156	$1,512,138